UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Money Market Fund
As of 12-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 34.04%			$160,824,013

(Cost $160,824,013)

Bank of Nova Scotia
01/04/12	0.010	$13,000,000	12,999,989
Bank of Tokyo-Mitsubishi UFJ, Ltd.
01/04/12	0.100	23,000,000	22,999,808
Barclays U.S. Funding LLC
01/03/12	0.090	23,000,000	22,999,885
Deutsche Bank Financial LLC
01/03/12	0.170	23,000,000	22,999,783
Govco LLC
01/25/12	0.340	15,000,000	14,996,600
Novartis Finance Corp.
01/03/12	0.050	20,000,000	19,999,944
Sigma-Aldrich Corp.
01/06/12	0.030	18,837,000	18,836,922
Wal-Mart Stores, Inc.
01/10/12 to 01/11/12	0.020	20,000,000	19,999,894
Westpac Banking Corp.
05/21/12	0.450	5,000,000	4,991,188

Corporate Interest-Bearing Obligations 41.78%			$197,423,322

(Cost $197,423,322)

BHP Billiton Finance USA, Ltd.
03/29/12	5.125	570,000	576,369
Boeing Capital Corp.
02/15/12	6.500	9,191,000	9,259,439
Cargill, Inc. (S)
06/01/12	6.375	5,835,000	5,971,318
Caterpillar Financial Services Corp. (P)
07/24/12 to 11/28/12	0.692 to 0.736	4,389,000	4,394,979
Caterpillar Financial Services Corp.
02/15/12 to 03/15/12	4.700 to 5.750	5,991,000	6,041,754
Caterpillar, Inc. (P)
11/21/12	0.579	3,000,000	3,003,558
Eli Lilly & Company
03/06/12	3.550	1,167,000	1,173,657
General Electric Capital Corp. (P)
04/10/12 to 07/27/12	0.511 to 0.592	2,595,000	2,594,779
General Electric Capital Corp.
06/15/12 to 10/19/12	5.250 to 6.000	4,595,000	4,722,551
Hewlett-Packard Company (P)
03/01/12	0.637	500,000	500,117
Hewlett-Packard Company
02/24/12 to 03/01/12	4.250 to 5.250	10,739,000	10,822,039
International Business Machines Corp. (P)
06/15/12	0.576	23,325,000	23,334,193
John Deere Capital Corp.
03/15/12	7.000	10,388,000	10,528,798
JPMorgan Chase & Company (P)
02/22/12	0.578	3,500,000	3,500,423
JPMorgan Chase & Company
10/01/12	5.375	19,793,000	20,457,623
PepsiCo, Inc.
05/15/12	5.150	1,119,000	1,138,787

1

Money Market Fund
As of 12-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value
Sanofi (P)
03/28/12	0.624	$24,000,000	$24,001,531
State Street Corp. (P)
04/30/12	0.528	3,460,000	3,460,451
Target Corp.
03/01/12	5.875	1,800,000	1,816,211
The Bank of New York Mellon Corp.
11/01/12	4.950	3,000,000	3,107,387
The Coca-Cola Company (P)
05/15/12	0.507	12,993,000	12,997,711
UBS AG (P)
02/23/12	1.595	15,025,000	15,044,477
US Bank NA (P)
10/26/12	0.640	6,750,000	6,756,793
Wachovia Corp. (P)
03/01/12 to 04/23/12	0.546 to 0.677	10,260,000	10,261,168
Wells Fargo & Company (P)
01/24/12	0.506	800,000	800,082
Westpac Banking Corp. (P)(S)
11/26/12	0.712	5,500,000	5,499,131
Westpac Banking Corp.
11/19/12	2.250	5,600,000	5,657,996

U.S. Government & Agency Obligations 13.12%			$62,006,325

(Cost $62,006,325)

Bank of America Corp. (J)(P)
04/30/12 to 06/22/12	0.728 to 0.770	14,000,000	14,000,000
Citigroup Funding, Inc. (J)(P)
03/30/12	0.879	2,000,000	2,000,000
General Electric Capital Corp. (J)(P)
03/12/12 to 12/07/12	0.740 to 0.784	6,000,000	6,003,171
JPMorgan Chase & Company (J)(P)
06/15/12 to 12/26/12	0.776 to 0.824	13,000,000	13,003,154
Morgan Stanley (J)(P)
02/10/12 to 06/20/12	0.724 to 0.913	15,000,000	15,000,000
The Goldman Sachs Group, Inc. (J)(P)
03/15/12	0.746	3,000,000	3,000,000
The Huntington National Bank (J)(P)
06/01/12	0.927	7,000,000	7,000,000
Union Bank NA (J)(P)
03/16/12	0.755	2,000,000	2,000,000

Foreign Government Obligations 0.64%			$3,003,696

(Cost $3,003,696)

Province of Ontario, Canada
01/20/12	2.625	3,000,000	3,003,696

Certificate of Deposit 3.56%			$16,808,994

(Cost $16,808,994)

Bank of Nova Scotia (P)
01/06/12 to 10/18/12	0.591 to 0.790	10,300,000	10,308,828
Royal Bank of Canada (P)
04/05/12	0.265	2,000,000	2,000,000
Toronto-Dominion Bank (P)
01/12/12	0.356	4,500,000	4,500,166

2

Money Market Fund
As of 12-31-11 (Unaudited)

	Par value	Value

Short-Term Investments 2.12%		$10,000,000

(Cost $10,000,000)

U.S. Government Obligations 2.12%		10,000,000

U.S. Treasury Bill, 0.0000%*, 01/12/12	$10,000,000	10,000,000

Total investments (Cost $450,066,350)† 95.26%		$450,066,350

Other assets and liabilities, net 4.74%		$22,406,976

Total net assets 100.00%		$472,473,326

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(J) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12. These securities amounted to $62,006,325 or 13.12% of the Fund's net assets as of 12-31-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $450,066,350.

3

Money Market Fund
As of 12-31-11 (Unaudited)

Notes to Schedule of Investments

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no transfers into or out of Level 2.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3 12/11
2/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	February 21, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	February 21, 2012